INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Dec. 31, 2015	Oct. 05, 2015	Mar. 31, 2015
Business Acquisition [Line Items]
Supplies	$ 39.2	$ 73.7	$ 86.5		$ 40.2
Raw materials	63.3	88.0	91.5		63.6
Work in process	31.8	108.1	105.8		37.2
Finished goods	141.5	452.2	445.3		141.1
Inventory, Gross	275.8	722.0	729.1		282.1
LIFO reserves	(65.7)	(42.5)	(43.9)		(66.0)
Inventories	$ 210.1	$ 679.5	$ 685.2		$ 216.1
Percentage of inventory using the last-in, first-out (LIFO) method of inventory accounting (in hundredths)	58.00%		49.00%
Effect of LIFO Inventory Liquidation on Income	$ 1.5
DCP Business
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory				$ 477.1
Initial Valuation [Member] | DCP Business
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory				$ 477.1